UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

QS BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY FUND

FORM N-Q

MARCH 31, 2015

QS BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited)	March 31, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.0%
CONSUMER DISCRETIONARY - 14.0%
Auto Components - 2.0%
American Axle & Manufacturing Holdings Inc.	161,848	$4,180,534	*
Cooper Tire & Rubber Co.	78,425	3,359,727
Dana Holding Corp.	95,600	2,022,896
Modine Manufacturing Co.	141,276	1,902,988	*
Stoneridge Inc.	151,584	1,711,383	*
Tower International Inc.	131,409	3,495,479	*

Total Auto Components		16,673,007

Automobiles - 0.3%
Winnebago Industries Inc.	127,007	2,700,169

Diversified Consumer Services - 0.4%
Houghton Mifflin Harcourt Co.	77,400	1,817,352	*
LifeLock Inc.	122,313	1,725,836	*

Total Diversified Consumer Services		3,543,188

Hotels, Restaurants & Leisure - 4.2%
Bloomin’ Brands Inc.	51,000	1,240,830
ClubCorp Holdings Inc.	158,442	3,067,437
Cracker Barrel Old Country Store Inc.	25,650	3,902,391
Denny’s Corp.	106,736	1,216,790	*
Diamond Resorts International Inc.	60,200	2,012,486	*
DineEquity Inc.	33,938	3,631,705
Interval Leisure Group Inc.	94,741	2,483,162
Jack in the Box Inc.	75,300	7,222,776
Marcus Corp.	45,254	963,458
Marriott Vacations Worldwide Corp.	51,163	4,146,761
Ruby Tuesday Inc.	89,200	536,092	*
Sonic Corp.	89,200	2,827,640
Vail Resorts Inc.	25,300	2,616,526

Total Hotels, Restaurants & Leisure		35,868,054

Household Durables - 1.1%
Beazer Homes USA Inc.	37,300	660,956	*
La-Z-Boy Inc.	93,700	2,633,907
M.D.C. Holdings Inc.	48,100	1,370,850
NACCO Industries Inc., Class A Shares	10,833	574,041
Ryland Group Inc.	63,200	3,080,368
Skullcandy Inc.	93,550	1,057,115	*

Total Household Durables		9,377,237

Leisure Products - 0.3%
Smith & Wesson Holding Corp.	187,462	2,386,391	*

Media - 1.2%
Entravision Communications Corp., Class A Shares	643,381	4,072,602
Nexstar Broadcasting Group Inc., Class A Shares	57,169	3,271,210
Sinclair Broadcast Group Inc.	94,800	2,977,668

Total Media		10,321,480

Multiline Retail - 0.4%
Burlington Stores Inc.	23,300	1,384,486	*
Dillard’s Inc., Class A Shares	16,000	2,184,160

Total Multiline Retail		3,568,646

Specialty Retail - 2.3%
Barnes & Noble Inc.	144,734	3,437,432	*
Brown Shoe Co. Inc.	81,389	2,669,559
Christopher & Banks Corp.	131,467	730,957	*
Citi Trends Inc.	34,736	937,872	*
Finish Line Inc., Class A Shares	27,708	679,400
Group 1 Automotive Inc.	23,517	2,030,223
Haverty Furniture Cos. Inc.	24,135	600,479
Office Depot Inc.	304,600	2,802,320	*
Penske Automotive Group Inc.	76,300	3,928,687
Sonic Automotive Inc.	79,308	1,974,769

Total Specialty Retail		19,791,698

See Notes to Schedule of Investments.

QS BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	SHARES	VALUE
Textiles, Apparel & Luxury Goods - 1.8%
Columbia Sportswear Co.	36,380	$2,215,542
Iconix Brand Group Inc.	99,400	3,346,798	*
Skechers USA Inc., Class A Shares	74,644	5,367,650	*
Unifi Inc.	35,442	1,279,102	*
Vera Bradley Inc.	45,300	735,219	*
Wolverine World Wide Inc.	83,600	2,796,420

Total Textiles, Apparel & Luxury Goods		15,740,731

TOTAL CONSUMER DISCRETIONARY		119,970,601

CONSUMER STAPLES - 1.6%
Food & Staples Retailing - 0.3%
Andersons Inc.	20,602	852,305
Ingles Markets Inc., Class A Shares	31,711	1,569,060

Total Food & Staples Retailing		2,421,365

Food Products - 0.8%
Fresh Del Monte Produce Inc.	87,849	3,418,205
Sanderson Farms Inc.	50,600	4,030,290

Total Food Products		7,448,495

Personal Products - 0.5%
Inter Parfums Inc.	26,567	866,616
Medifast Inc.	12,520	375,224	*
USANA Health Sciences Inc.	25,467	2,829,893	*

Total Personal Products		4,071,733

TOTAL CONSUMER STAPLES		13,941,593

ENERGY - 3.6%
Energy Equipment & Services - 1.0%
Bristow Group Inc.	25,325	1,378,946
Era Group Inc.	30,027	625,763	*
Key Energy Services Inc.	1,951,396	3,551,541	*
Pioneer Energy Services Corp.	430,717	2,334,486	*
Tesco Corp.	50,603	575,356
Vantage Drilling Co.	548,116	179,508	*

Total Energy Equipment & Services		8,645,600

Oil, Gas & Consumable Fuels - 2.6%
Abraxas Petroleum Corp.	189,145	614,721	*
Alon USA Energy Inc.	89,451	1,482,203
Carrizo Oil & Gas Inc.	52,730	2,618,044	*
Delek US Holdings Inc.	78,500	3,120,375
Green Plains Inc.	40,241	1,148,881
Matador Resources Co.	185,770	4,072,078	*
Pacific Ethanol Inc.	80,651	870,224	*
Renewable Energy Group Inc.	43,950	405,219	*
REX Stores Corp.	24,110	1,466,129	*
SemGroup Corp., Class A Shares	53,400	4,343,556
Targa Resources Corp.	13,516	1,294,698
VAALCO Energy Inc.	402,202	985,395	*

Total Oil, Gas & Consumable Fuels		22,421,523

TOTAL ENERGY		31,067,123

See Notes to Schedule of Investments.

QS BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	SHARES	VALUE
FINANCIALS - 21.8%
Banks - 6.7%
Ameris Bancorp	52,086	$1,374,550
Banner Corp.	18,800	862,920
BBCN Bancorp Inc.	207,230	2,998,618
Chemical Financial Corp.	11,810	370,362
Community Trust Bancorp Inc.	20,656	684,953
Customers Bancorp Inc.	88,899	2,165,580	*
Eagle Bancorp Inc.	13,819	530,650	*
First Bancorp	409,865	2,541,163	*
First Merchants Corp.	153,060	3,603,032
First Midwest Bancorp Inc.	62,924	1,092,990
First NBC Bank Holding Co.	37,315	1,230,649	*
Hancock Holding Co.	30,400	907,744
Hanmi Financial Corp.	201,730	4,266,590
OFG Bancorp	255,542	4,170,445
Old National Bancorp	144,696	2,053,236
PrivateBancorp Inc.	179,600	6,316,532
Renasant Corp.	16,200	486,810
S&T Bancorp Inc.	26,748	759,108
Sandy Spring Bancorp Inc.	6,456	169,341
Sterling Bancorp	158,966	2,131,734
Talmer Bancorp Inc., Class A Shares	52,911	810,332
Umpqua Holdings Corp.	73,335	1,259,895
United Community Banks Inc.	252,390	4,765,123
Western Alliance Bancorp	129,596	3,841,225	*
Wilshire Bancorp Inc.	454,700	4,533,359
Wintrust Financial Corp.	78,400	3,738,112

Total Banks		57,665,053

Capital Markets - 1.1%
Ashford Inc.	3,941	468,033	*
BGC Partners Inc., Class A Shares	205,000	1,937,250
Evercore Partners Inc., Class A Shares	57,026	2,945,963
Investment Technology Group Inc.	45,962	1,393,109	*
KCG Holdings Inc., Class A Shares	90,835	1,113,637	*
Manning & Napier Inc.	117,186	1,524,590

Total Capital Markets		9,382,582

Consumer Finance - 1.2%
Consumer Portfolio Services Inc.	84,916	593,563	*
Credit Acceptance Corp.	26,406	5,149,170	*
Nelnet Inc., Class A Shares	57,795	2,734,859
World Acceptance Corp.	21,800	1,589,656	*

Total Consumer Finance		10,067,248

Diversified Financial Services - 0.2%
PRA Group Inc.	35,067	1,904,840	*

Insurance - 2.3%
American Equity Investment Life Holding Co.	93,880	2,734,724
AmTrust Financial Services Inc.	102,900	5,863,756
Federated National Holding Co.	34,400	1,052,640
HCI Group Inc.	85,832	3,937,114
Heritage Insurance Holdings Inc.	13,289	292,491	*
Maiden Holdings Ltd.	262,200	3,888,426

Navigators Group Inc.	2,650	206,276	*
United Fire Group Inc.	42,358	1,345,714

Total Insurance		19,321,141

Real Estate Investment Trusts (REITs) - 8.3%
Ashford Hospitality Prime Inc.	45,208	758,138
Ashford Hospitality Trust	342,920	3,298,890
Cedar Shopping Centers Inc.	245,090	1,835,724
Coresite Realty Corp.	52,800	2,570,304
DiamondRock Hospitality Co.	311,300	4,398,669
DuPont Fabros Technology Inc.	176,600	5,771,288
FelCor Lodging Trust Inc.	549,700	6,316,053
Hatteras Financial Corp.	55,200	1,002,432

See Notes to Schedule of Investments.

QS BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	SHARES	VALUE
Real Estate Investment Trusts (REITs) - (continued)
Hersha Hospitality Trust	555,600	$3,594,732
LaSalle Hotel Properties	109,600	4,259,056
Mack-Cali Realty Corp.	186,031	3,586,678
New Residential Investment Corp.	81,315	1,222,164
Pennsylvania Real Estate Investment Trust	146,400	3,400,872
Pennymac Mortgage Investment Trust	152,814	3,253,410
Potlatch Corp.	112,800	4,516,512
Redwood Trust Inc.	81,532	1,456,977
RLJ Lodging Trust	174,400	5,460,464
Ryman Hospitality Properties Inc.	67,400	4,105,334
Strategic Hotels & Resorts Inc.	293,200	3,644,476	*
Summit Hotel Properties Inc.	157,000	2,208,990
Sunstone Hotel Investors Inc.	295,377	4,923,935

Total Real Estate Investment Trusts (REITs)		71,585,098

Real Estate Management & Development - 0.0%
Altisource Portfolio Solutions SA	16,200	208,494	*

Thrifts & Mortgage Finance - 2.0%
Essent Group Ltd.	100,085	2,393,032	*
First Defiance Financial Corp.	13,087	429,515
Home Loan Servicing Solutions Ltd.	145,862	2,412,558
LendingTree Inc.	36,336	2,035,179	*
Meridian Bancorp Inc.	79,588	1,048,174	*
MGIC Investment Corp.	484,229	4,663,125	*
Radian Group Inc.	150,153	2,521,069
WSFS Financial Corp.	19,712	1,490,819

Total Thrifts & Mortgage Finance		16,993,471

TOTAL FINANCIALS		187,127,927

HEALTH CARE - 16.1%
Biotechnology - 6.4%
Achillion Pharmaceuticals Inc.	123,245	1,215,196	*
Acorda Therapeutics Inc.	48,892	1,627,126	*
AMAG Pharmaceuticals Inc.	77,930	4,259,654	*
Amicus Therapeutics Inc.	145,288	1,580,733	*
Arena Pharmaceuticals Inc.	241,900	1,057,103	*
Dyax Corp.	244,776	4,101,222	*
Enanta Pharmaceuticals Inc.	60,555	1,854,194	*
Epizyme Inc.	71,196	1,337,061	*
Halozyme Therapeutics Inc.	73,989	1,056,563	*
Hyperion Therapeutics Inc.	15,900	729,810	*
Infinity Pharmaceuticals Inc.	135,100	1,888,698	*
Insmed Inc.	106,800	2,221,440	*
Insys Therapeutics Inc.	70,368	4,090,492	*
Isis Pharmaceuticals Inc.	88,300	5,622,061	*
Mannkind Corp.	121,784	633,277	*
Merrimack Pharmaceuticals Inc.	226,776	2,694,099	*
MiMedx Group Inc.	224,521	2,335,018	*
Neurocrine Biosciences Inc.	99,221	3,940,066	*
OncoMed Pharmaceuticals Inc.	41,200	1,062,136	*
Osiris Therapeutics Inc.	46,688	820,775	*
Peregrine Pharmaceuticals Inc.	391,300	528,255	*
Puma Biotechnology Inc.	9,952	2,349,767	*
Repligen Corp.	182,851	5,551,356	*

Sangamo BioSciences Inc.	113,239	1,775,587	*
Vanda Pharmaceuticals Inc.	86,115	800,869	*

Total Biotechnology		55,132,558

Health Care Equipment & Supplies - 3.5%
Analogic Corp.	7,755	704,930
AngioDynamics Inc.	77,187	1,373,157	*
Anika Therapeutics Inc.	12,659	521,171	*
Dexcom Inc.	69,474	4,331,009	*
Invacare Corp.	148,776	2,887,742

See Notes to Schedule of Investments.

QS BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - (continued)
Merit Medical Systems Inc.	107,966	$2,078,345	*
Natus Medical Inc.	136,836	5,400,917	*
NuVasive Inc.	85,053	3,911,587	*
OraSure Technologies Inc.	348,440	2,278,798	*
Symmetry Surgical Inc.	15,462	113,336	*
Zeltiq Aesthetics Inc.	204,224	6,296,226	*

Total Health Care Equipment & Supplies		29,897,218

Health Care Providers & Services - 3.0%
Addus HomeCare Corp.	81,475	1,875,554	*
Centene Corp.	90,452	6,394,052	*
Ensign Group Inc.	20,500	960,630
Kindred Healthcare Inc.	71,707	1,705,910
Magellan Health Inc.	64,310	4,554,434	*
Radnet Inc.	137,555	1,155,462	*
Team Health Holdings Inc.	60,600	3,545,706	*
WellCare Health Plans Inc.	60,241	5,509,642	*

Total Health Care Providers & Services		25,701,390

Life Sciences Tools & Services - 0.5%
Cambrex Corp.	29,300	1,161,159	*
Parexel International Corp.	23,877	1,647,274	*
Sequenom Inc.	230,268	909,559	*

Total Life Sciences Tools & Services		3,717,992

Pharmaceuticals - 2.7%
DepoMed Inc.	74,500	1,669,545	*
Endocyte Inc.	71,080	444,961	*
Impax Laboratories Inc.	142,900	6,697,723	*
Lannett Co. Inc.	26,700	1,807,857	*
Medicines Co.	124,833	3,497,821	*
Nektar Therapeutics	26,307	289,377	*
Prestige Brands Holdings Inc.	90,386	3,876,655	*
Sagent Pharmaceuticals Inc.	29,800	692,850	*
SciClone Pharmaceuticals Inc.	495,887	4,393,559	*

Total Pharmaceuticals		23,370,348

TOTAL HEALTH CARE		137,819,506

INDUSTRIALS - 12.9%
Aerospace & Defense - 1.1%
AAR Corp.	132,784	4,076,469
Ducommun Inc.	97,162	2,516,496	*
Engility Holdings Inc.	63,800	1,916,552
Moog Inc., Class A Shares	16,147	1,211,832	*

Total Aerospace & Defense		9,721,349

Airlines - 0.8%
Hawaiian Holdings Inc.	133,007	2,929,479	*
JetBlue Airways Corp.	196,954	3,791,365	*

Total Airlines		6,720,844

Building Products - 0.4%
PGT Inc.	295,571	3,303,006	*

Commercial Services & Supplies - 2.2%
ABM Industries Inc.	79,022	2,517,641
Deluxe Corp.	90,300	6,255,984
Herman Miller Inc.	40,300	1,118,728
Kimball International Inc., Class B Shares	83,039	870,249
Quad Graphics Inc.	43,152	991,633
Unifirst Corp.	20,800	2,447,952
United Stationers Inc.	110,893	4,545,504

Total Commercial Services & Supplies		18,747,691

See Notes to Schedule of Investments.

QS BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	SHARES	VALUE
Construction & Engineering - 1.2%
Argan Inc.	58,134	$2,102,707
EMCOR Group Inc.	75,500	3,508,485
Granite Construction Inc.	79,817	2,804,769
Tetra Technology Inc.	44,450	1,067,689

Total Construction & Engineering		9,483,650

Electrical Equipment - 0.4%
Enphase Energy Inc.	91,287	1,204,075	*
Polypore International Inc.	41,800	2,462,020	*

Total Electrical Equipment		3,666,095

Machinery - 3.2%
Blount International Inc.	72,761	937,162	*
CIRCOR International Inc.	23,889	1,306,728
Federal Signal Corp.	237,947	3,757,183
Greenbrier Cos. Inc.	59,400	3,445,200
Harsco Corp.	211,505	3,650,576
Hillenbrand Inc.	84,294	2,602,156
Hyster-Yale Materials Handling Inc.	48,703	3,569,443
L.B. Foster Co., Class A Shares	11,462	544,216
Mueller Water Products Inc., Class A Shares	478,400	4,712,240
NN Inc.	72,441	1,816,820
Wabash National Corp.	61,657	869,364	*

Total Machinery		27,211,088

Professional Services - 1.1%
Barrett Business Services Inc.	36,529	1,564,902
Exponent Inc.	3,839	341,287
Insperity Inc.	57,468	3,005,002
Korn/Ferry International	17,372	571,018
Resources Connection Inc.	205,320	3,593,100

Total Professional Services		9,075,309

Road & Rail - 1.6%
AMERCO	13,100	4,328,240
ArcBest Corp.	99,154	3,756,945
Saia Inc.	28,792	1,275,486	*
Swift Transportation Co.	183,514	4,775,034	*

Total Road & Rail		14,135,705

Trading Companies & Distributors - 0.9%
Aircastle Ltd.	164,357	3,691,458
CAI International Inc.	70,300	1,727,271	*
H&E Equipment Services Inc.	71,905	1,796,906
Rush Enterprises Inc., Class A Shares	20,450	559,512	*

Total Trading Companies & Distributors		7,775,147

TOTAL INDUSTRIALS		109,839,884

INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 1.6%
ARRIS Group Inc.	69,500	2,008,203	*
Black Box Corp.	45,027	942,415
Brocade Communications Systems Inc.	323,900	3,843,074
Calix Inc.	224,292	1,881,810	*
Comtech Telecommunications Corp.	58,633	1,697,425
Harmonic Inc.	199,630	1,479,258	*
Infinera Corp.	51,600	1,014,972	*
Polycom Inc.	56,900	762,460	*

Total Communications Equipment		13,629,617

See Notes to Schedule of Investments.

QS BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	SHARES	VALUE
Electronic Equipment, Instruments & Components - 2.7%
Benchmark Electronics Inc.	154,739	$3,718,378	*
Daktronics Inc.	91,886	993,288
Fabrinet	99,151	1,882,878	*
Insight Enterprises Inc.	128,510	3,665,105	*
Kimball Electronics Inc.	101,189	1,430,812	*
Methode Electronics Inc.	64,040	3,012,442
Plexus Corp.	100,000	4,077,000	*
Sanmina Corp.	184,500	4,463,055	*

Total Electronic Equipment, Instruments & Components		23,242,958

Internet Software & Services - 1.9%
Cimpress NV	56,579	4,774,136	*
Constant Contact Inc.	99,300	3,794,253	*
LogMeIn Inc.	17,341	970,922	*
Stamps.com Inc.	66,292	4,460,789	*
United Online Inc.	1,646	26,221	*
WebMD Health Corp.	42,390	1,858,166	*

Total Internet Software & Services		15,884,487

IT Services - 2.9%
Ciber Inc.	511,793	2,108,587	*
Convergys Corp.	108,460	2,480,480
CSG Systems International Inc.	13,800	419,382
Euronet Worldwide Inc.	22,800	1,339,500	*
EVERTEC Inc.	36,000	786,960
Hackett Group Inc.	60,700	542,658
iGATE Corp.	74,598	3,182,351	*
NeuStar Inc.	55,473	1,365,745	*
Science Applications International Corp.	14,700	754,845
Sykes Enterprises Inc.	90,651	2,252,677	*
Syntel Inc.	95,628	4,946,836	*
TeleTech Holdings Inc.	55,102	1,402,346
Virtusa Corp.	81,646	3,378,512	*

Total IT Services		24,960,879

Semiconductors & Semiconductor Equipment - 4.2%
Advanced Energy Industries Inc.	47,803	1,226,625	*
Amkor Technology Inc.	63,400	560,139	*
Cirrus Logic Inc.	121,500	4,041,090	*
Cypress Semiconductor Corp.	334,235	4,716,056
Diodes Inc.	33,800	965,328	*
Fairchild Semiconductor International Inc.	91,500	1,663,470	*
FormFactor Inc.	293,000	2,598,910	*
Lattice Semiconductor Corp.	332,100	2,105,514	*
MKS Instruments Inc.	73,827	2,496,091
OmniVision Technologies Inc.	186,500	4,918,005	*
Photronics Inc.	258,662	2,198,627	*
Qorvo Inc.	105,534	8,411,059	*

Total Semiconductors & Semiconductor Equipment		35,900,914

Software - 4.3%
Aspen Technology Inc.	125,100	4,815,099	*
Comverse Inc.	30,126	593,482	*
Fair Isaac Corp.	9,900	878,328
Manhattan Associates Inc.	160,328	8,114,200	*
Mentor Graphics Corp.	151,600	3,642,948
NetScout Systems Inc.	90,336	3,961,234	*
Pegasystems Inc.	167,038	3,633,076

See Notes to Schedule of Investments.

QS BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	SHARES	VALUE
Software - (continued)
Progress Software Corp.	156,573	$4,254,088	*
PTC Inc.	18,410	665,890	*
SeaChange International Inc.	149,275	1,171,809	*
Tivo Inc.	276,026	2,928,636	*
VASCO Data Security International Inc.	115,017	2,477,466	*

Total Software		37,136,256

Technology Hardware, Storage & Peripherals - 0.8%
Datalink Corp.	108,300	1,303,932	*
QLogic Corp.	88,623	1,306,303	*
Super Micro Computer Inc.	137,311	4,560,098	*

Total Technology Hardware, Storage & Peripherals		7,170,333

TOTAL INFORMATION TECHNOLOGY		157,925,444

MATERIALS - 3.4%
Chemicals - 0.7%
Calgon Carbon Corp.	57,800	1,217,846
OM Group Inc.	104,695	3,143,991
PolyOne Corp.	54,200	2,024,370

Total Chemicals		6,386,207

Containers & Packaging - 0.6%
Graphic Packaging Holding Co.	336,500	4,892,710

Metals & Mining - 1.2%
Century Aluminum Co.	179,500	2,477,100	*
Globe Specialty Metals Inc.	97,300	1,840,916
Handy & Harman Ltd.	11,000	451,660	*
Kaiser Aluminum Corp.	14,552	1,118,903
Noranda Aluminium Holding Corp.	145,716	432,776
Stillwater Mining Co.	179,100	2,313,972	*
Worthington Industries Inc.	63,473	1,689,017

Total Metals & Mining		10,324,344

Paper & Forest Products - 0.9%
Clearwater Paper Corp.	60,800	3,970,240	*
Neenah Paper Inc.	15,229	952,422
Resolute Forest Products	160,100	2,761,725	*

Total Paper & Forest Products		7,684,387

TOTAL MATERIALS		29,287,648

TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.8%
IDT Corp., Class B Shares	25,738	456,850
Inteliquent Inc.	63,300	996,342
Iridium Communications Inc.	76,859	746,301	*
Vonage Holdings Corp.	1,005,620	4,937,594	*

Total Diversified Telecommunication Services		7,137,087

Wireless Telecommunication Services - 0.2%
Spok Holdings Inc.	84,338	1,616,759

TOTAL TELECOMMUNICATION SERVICES		8,753,846

UTILITIES - 3.2%
Electric Utilities - 1.6%
IDACORP Inc.	36,596	2,300,791
Otter Tail Corp.	101,100	3,252,387
PNM Resources Inc.	77,996	2,277,483
Portland General Electric Co.	112,010	4,154,451
UIL Holdings Corp.	30,100	1,547,742

Total Electric Utilities		13,532,854

See Notes to Schedule of Investments.

QS BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY		SHARES	VALUE
Gas Utilities - 0.9%
Chesapeake Utilities Corp.		52,142	$2,638,907
New Jersey Resources Corp.		51,989	1,614,778
Southwest Gas Corp.		58,500	3,402,945

Total Gas Utilities			7,656,630

Independent Power and Renewable Electricity Producers - 0.2%
NRG Yield Inc., Class A Shares		35,300	1,790,769

Water Utilities - 0.5%
American States Water Co.		97,008	3,869,649

TOTAL UTILITIES			26,849,902

TOTAL COMMON STOCKS (Cost - $633,715,739)			822,583,474

INVESTMENT IN UNDERLYING FUNDS - 2.9%
iShares Trust - iShares Russell 2000 Index Fund (Cost - $24,245,006)		198,760	24,715,806

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $657,960,745)			847,299,280

	RATE
SHORT-TERM INVESTMENTS - 1.8%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $15,616,599)	0.097%	15,616,599	15,616,599

TOTAL INVESTMENTS - 100.7% (Cost - $673,577,344#)			862,915,879
Liabilities in Excess of Other Assets - (0.7)%			(5,633,742)

TOTAL NET ASSETS - 100.0%			$857,282,137

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Batterymarch U.S. Small Capitalization Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$822,583,474	—	—	$822,583,474
Investment in underlying funds	24,715,806	—	—	24,715,806

Total long-term investments	$847,299,280	—	—	$847,299,280

Short-term investments†	15,616,599	—	—	15,616,599

Total investments	$862,915,879	—	—	$862,915,879

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At March 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$218,427,559
Gross unrealized depreciation	(29,089,024)

Net unrealized appreciation	$189,338,535

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ KENNETH. D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 27, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 27, 2015